employee future benefits - Other defined benefit plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
employee future benefits
Current service cost	$ 11	$ 10
Employee defined benefit plan re-measurements, net	16	$ 5
Other defined benefit plans
employee future benefits
Employee defined benefit plan re-measurements, net	1
First year
employee future benefits
Estimated future benefit payments	1
3 years hence
employee future benefits
Estimated future benefit payments	1
4 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 4